Description of business (Tables)	9 Months Ended
Sep. 30, 2020
Description of business
Schedule of entities

The following table lists the entities included in these consolidated financial statements and their purpose as of September 30, 2020.

Jurisdiction of
Incorporation
Name	or Registration	Purpose
Höegh LNG Partners LP	Marshall Islands	Holding Company
Höegh LNG Partners Operating LLC (100% owned) (3)	Marshall Islands	Holding Company
Hoegh LNG Services Ltd (100% owned)	United Kingdom	Administration Services Company
Hoegh LNG Lampung Pte. Ltd. (100% owned)	Singapore	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung (49% owned) (1)	Indonesia	Owns PGN FSRU Lampung
SRV Joint Gas Ltd. (50% owned) (2)	Cayman Islands	Owns Neptune
SRV Joint Gas Two Ltd. (50% owned) (2)	Cayman Islands	Owns Cape Ann
Hoegh LNG Cyprus Limited (100% owned)	Cyprus	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch (100% owned)	Egypt	Branch of Hoegh LNG Cyprus Limited
Höegh LNG Colombia Holding Ltd. (100% owned)	Cayman Islands	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Höegh LNG FSRU IV Ltd. (100% owned)	Cayman Islands	Owns Höegh Grace
Höegh LNG Colombia S.A.S. (100% owned)	Colombia	Operating Company
(1)	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated financial statements.
(2)	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
(3)	On January 31, 2019, Höegh LNG FSRU III Ltd. transferred its ownership in Hoegh LNG Cyprus Limited to Höegh LNG Partners Operating LLC. Höegh LNG FSRU III Ltd. was formally dissolved on May 4, 2020.